Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (286,548)	$ (81,840)	$ (187,317)	$ (203,143)
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(26)	33	75	(334)
Unrealized gain (loss) on investments	61	353	113	(187)
Total other comprehensive income (loss), net of tax	35	386	188	(521)
Comprehensive loss	$ (286,513)	$ (81,454)	$ (187,129)	$ (203,664)